Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	$ 39,778,676	$ 35,059,639
Cash and cash equivalents	159,381	157,316
Total assets	39,938,057	35,216,955
Other payables	23
Net assets available for benefits	39,938,034	35,216,955
Participant Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	30,856,408	26,824,047
Cash and cash equivalents	155,014	146,591
Total assets	31,011,422	26,970,638
Other payables	23
Net assets available for benefits	31,011,399	26,970,638
Nonparticipant Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	8,922,268	8,235,592
Cash and cash equivalents	4,367	10,725
Total assets	8,926,635	8,246,317
Other payables	0
Net assets available for benefits	8,926,635	8,246,317
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	26,730,520	23,156,535
Net assets available for benefits	26,730,520	23,156,535
Mutual Fund | Participant Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	26,730,520	23,156,535
Mutual Fund | Nonparticipant Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	0	0
Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	13,048,156	11,903,104
Common Stock | Participant Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	4,125,888	3,667,512
Common Stock | Nonparticipant Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	$ 8,922,268	$ 8,235,592